ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Accounts Receivable Net
SCHEDULE OF ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of
	March 31, 2023	September 30, 2023	September 30, 2023
	HKD	HKD	USD
	(Audited)
Accounts receivable – third parties	$3,520,400	$2,038,566	$261,354
Less: allowance for doubtful accounts	(855,652)	(899,014)	(115,258)

Accounts receivable, net	$2,664,748	$1,139,552	$146,096

Accounts receivable, net consisted of the following:

	As of March 31,
	2022	2023	2023
	HKD	HKD	USD

Accounts receivable – third parties	$3,822,612	$3,520,400	$451,333
Less: allowance for doubtful accounts	(297,107)	(855,652)	(109,699)

Accounts receivable, net	$3,525,505	$2,664,748	$341,634

SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

The following table presents the activities in the allowance for doubtful accounts for the six months ended September 30, 2022 and 2023.

	2023	2022
	HKD	HKD

Balance at April 1,	$855,652	$297,107

Allowance	43,932	71,879
Foreign translation adjustment	(570)	-

Balance at September 30,	$899,014	$368,986

The following table presents the activities in the allowance for doubtful accounts for the years ended March 31, 2022 and 2023.

	2022	2023
	HKD	HKD

Balance at April 1,	$181,889	$297,107

Written off	(97,500)	-
Allowance for doubtful debts	212,718	558,069
Exchange difference	-	476

Balance at March 31,	$297,107	$855,652